Trade receivables - Activities Within Expected Credit Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at beginning of period	$ 65,121
Financial assets at end of period	57,937	$ 65,121
Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets at beginning of period	55,873
Financial assets at end of period	48,119	55,873
Impairment reserve
Disclosure of financial assets [line items]
Financial assets at beginning of period	(2,602)
Financial assets at end of period	(2,324)	(2,602)
Impairment reserve | Total trade receivables, net
Disclosure of financial assets [line items]
Financial assets at beginning of period	(4,846)	(3,930)
Bad debt expense for the year	(618)	(1,177)
Utilization and other adjustments	668	261
Financial assets at end of period	$ (4,796)	$ (4,846)